Annual Total Returns [BarChart] - LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2013	13.29%
2014	5.49%
2015	(2.10%)
2016	4.64%
2017	12.08%
2018	(3.06%)
2019	16.35%
2020	10.10%